Average Annual Total Returns	0 Months Ended
	May 01, 2012
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Discovery Fund) | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.57%)
5 Years	2.89%
10 Years	5.23%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Discovery Fund) | Class 2
Average Annual Return:
1 Year	0.42%
5 Years	5.39%
10 Years	8.64%
Inception Date of Share Class	May 08, 1992
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Index Asset Allocation Fund) | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Index Asset Allocation Fund) | Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	5.15%
10 Years	6.11%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Index Asset Allocation Fund) | Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	33.84%
5 Years	11.13%
10 Years	9.20%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Average Annual Return:
1 Year	6.48%
5 Years	1.22%
10 Years	3.82%
Inception Date of Share Class	Apr. 15, 1994
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT International Equity Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(13.71%)
5 Years	(2.92%)
10 Years	6.31%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT International Equity Fund) | Class 2
Average Annual Return:
1 Year	(12.91%)	[1]
5 Years	(4.73%)	[1]
10 Years	4.51%	[1]
Inception Date of Share Class	Jul. 31, 2002	[1]
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Average Annual Return:
1 Year	(2.15%)
5 Years	(3.20%)
10 Years	1.86%
Inception Date of Share Class	May 06, 1996
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Average Annual Return:
1 Year	(5.54%)
5 Years	5.62%
10 Years	4.83%
Inception Date of Share Class	Jul. 31, 2002
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Years	1.41%
10 Years	6.99%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Opportunity Fund) | Class 2
Average Annual Return:
1 Year	(5.52%)
5 Years	1.99%
10 Years	4.70%
Inception Date of Share Class	May 08, 1992
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Average Annual Return:
1 Year	(4.60%)
5 Years	4.24%
10 Years	4.85%
Inception Date of Share Class	May 01, 1995
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Average Annual Return:
1 Year	(7.26%)
5 Years	(0.76%)
10 Years	4.85%
Inception Date of Share Class	Oct. 10, 1997
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Total Return Bond Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA VT Funds - Class 2) | (Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Average Annual Return:
1 Year	8.31%
5 Years	7.14%
10 Years	6.18%
Inception Date of Share Class	Sep. 20, 1999
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT International Equity Fund) | MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(13.71%)
5 Years	(2.92%)
10 Years	6.31%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT International Equity Fund) | MSCI EAFE Free Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT International Equity Fund) | Class 1
Average Annual Return:
1 Year	(12.79%)	[1]
5 Years	(4.49%)	[1]
10 Years	4.75%	[1]
Inception Date of Share Class	Aug. 17, 1998	[1]
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Average Annual Return:
1 Year	(5.36%)
5 Years	5.88%
10 Years	5.08%
Inception Date of Share Class	Mar. 06, 1997
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Opportunity Fund) | Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.55%)
5 Years	1.41%
10 Years	6.99%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Opportunity Fund) | Class 1
Average Annual Return:
1 Year	(5.41%)
5 Years	2.01%
10 Years	4.72%
Inception Date of Share Class	Aug. 26, 2011
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Average Annual Return:
1 Year	(4.34%)
5 Years	4.32%
10 Years	4.89%
Inception Date of Share Class	Jul. 16, 2010
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(WFA VT Funds - Class 1) | (Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Average Annual Return:
1 Year	(7.06%)
5 Years	(0.69%)
10 Years	4.88%
Inception Date of Share Class	Jul. 16, 2010

[1]	The Fund has changed its benchmark from the MSCI EAFE Index to the MSCI ACWI Ex USA Index because the Fund's adviser believes that the MSCI ACWI Ex USA Index is a more appropriate index in light of the Fund's increased ability to invest in emerging markets.